Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contracts with Customers
Schedule of revenue

	Year Ended December 31,
	2020	2019	2018
Type of goods or service
Out-licensing	—	184,829	—
Provision of drugs	874	—	—
Total	874	184,829	—

Geographical markets
China, Hong Kong, Macau, Taiwan and Singapore	874	184,829	—
Total	874	184,829	—